UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2002
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          JGD Management Corp.
          ------------------------------------------
Address:       350 Park Avenue
          ------------------------------------------
               New York, NY  10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:  28-
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
      -------------------------------------------
Title:      CFO
      -------------------------------------------
Phone:      (212) 651-0500
      -------------------------------------------

Signature, Place and Date of Signing:

/s/ Adam J. Semler            New York, NY         2/14/03
---------------------   ------------------------  ----------
[Signature]                   [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        --------------           -----------------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          -----------------------

Form 13F Information Table Entry Total:     67,265,392
                                          -----------------------

Form 13F Information Table Value Total:  $ 835,982,688
                                          -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number       Name

               28-
     ----         -------------           ----------------------
     [Repeat as necessary.]

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                                                                        Item 5:         Item 6:                          Item 8:
         Item 1:                  Item 2:     Item 3:      Item 4:     Shares of Investment Discretion     Item 7:  Voting Authority
      Name of Issuer               Title      CUSIP      Fair Market   Principal                                         Shares
                                    of        Number       Value        Amount  -----------------------             ----------------
                                   Class                                        (a)  (b)Shared-   (c)     Managers   (a)   (b)   (c)
                                                                                Sole as defined Shared- See Instr.V Sole Shared None
                                                                                     by Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV ADR               COMMON      401566104    2,197,920     24,100   X                       X
------------------------------------------------------------------------------------------------------------------------------------

GUCCI GROUP NV                   COMMON      401566104   29,994,695    327,453   X                       X
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION CL A      COMMON       00684810      517,985  6,093,947   X                       X
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS COM          COMMON       00751Y10   21,530,670    440,300   X                       X
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTIC COM       COMMON       00763M10    7,182,000    600,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC COM         COMMON       01736110    2,831,220    374,500   X                       X
------------------------------------------------------------------------------------------------------------------------------------
ALLMERICA FINANCIAL CORP COM     COMMON      019754100    8,585,000    850,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP COM LIB GRP A          COMMON      001957208   31,638,276  3,538,957   X                       X
------------------------------------------------------------------------------------------------------------------------------------
BALLARD PWR SYS INC COM          COMMON       05858H10    1,662,000    150,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
BANK NEW YORK INC COM            COMMON       06405710    5,990,000    250,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
BE AEROSPACE INC COM             COMMON       07330210      358,904     98,600   X                       X
------------------------------------------------------------------------------------------------------------------------------------
BIOVAIL CORP INTL NEW COM        COMMON      09067J109    5,282,000    200,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
DADE BEHRING INC                 COMMON       23342J20   45,980,314  2,947,456   X                       X
------------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                     COMMON       28336L10    3,480,000    500,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
ELAN PLC ADR                     COMMON       28413120    4,551,000  1,850,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BANK CORP CL A 144A     COMMON       35244810    3,000,000    300,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
FREMONT GEN CORP COM             COMMON      357288109       44,900     10,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
GAP INC                          COMMON      364760108   24,832,000  1,600,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL COM        COMMON      36866W106   10,240,750  3,151,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
GLOBIX CORP                      COMMON       37957F20    2,633,128  1,316,564   X                       X
------------------------------------------------------------------------------------------------------------------------------------
ICO GLOBAL COM HLDG LTD          COMMON      44930K108    1,225,550    965,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
K MART CORP COM                  COMMON      482584109       19,827     99,136   X                       X
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS COM       COMMON       49455P10   16,908,000    400,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS
 (@30) 4/20/06                   WARRANTS    494580111      317,449     72,477   X                       X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS
(@33.33)4/20/06                  WARRANTS    494580129      699,922    181,798   X                       X
------------------------------------------------------------------------------------------------------------------------------------
LIMITED INC                      COMMON      532716107    9,402,750    675,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
LIQUIDMETAL TECHNOLOGI COM       COMMON       53634X10      621,488     60,456   X                       X
------------------------------------------------------------------------------------------------------------------------------------
MOTIENT CORP                     COMMON       61990830    6,048,360  2,016,120   X                       X
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE                         COMMON      65332M103   13,049,715  5,673,789   X                       X
------------------------------------------------------------------------------------------------------------------------------------
NORTHROP GRUMMAN CORP COM        COMMON      666807102   19,400,000    200,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                        COMMON      69331C108    8,693,060    625,400   X                       X
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC COM          COMMON       74432010   28,566,000    900,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD COM               COMMON       G7301810   25,629,082  1,046,085   X                       X
------------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP COM                COMMON      767754104    5,512,500  2,250,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR UNIT SER 1               COMMON       78462F10    1,764,600     20,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
TXU CORP COM                     COMMON      873168108   32,690,000  1,750,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC CL A             COMMON      902494103   11,220,000  1,000,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
U S INDUSTRIES INC NEW           COMMON      912080108    7,890,000  3,000,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
W R GRACE & CO-DEL NEW           COMMON      38388F108      144,060     73,500   X                       X
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP INTL INC        COMMON       93886220    9,073,046    568,843   X                       X
------------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC COM              COMMON       98389B10    3,498,000    318,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLD CL A      COMMON       98375910      805,386    299,400   X                       X
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB COM         COMMON      110122108    1,217,181     52,578   X                       X
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                   COMMON      406216101   17,475,140    934,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC COM        COMMON       02209S10   24,318,000    600,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC COM                COMMON       17296710   35,190,000  1,000,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
JANUS CAPITAL GROUP              COMMON      860831106   30,387,750  2,325,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS INC COM         COMMON       30411102   30,198,720    664,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE CREA COM       COMMON       26187810    7,096,000    100,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
RATIONAL SOFTWARE CORP COM NEW   COMMON       75409P20   10,909,500  1,050,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
PRICE COMMUNICATIONS COM NEW     COMMON       74143730   10,812,294    781,800   X                       X
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTERNATIONAL INC      COMMON      441815107   28,505,250  1,025,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
HSBC HLDGS PLC SPON ADR NEW      COMMON       40428040    2,199,200     40,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP COM               COMMON       71713U10   98,459,984  2,355,502   X                       X
------------------------------------------------------------------------------------------------------------------------------------
HIGHPOINT TELECOMMUNICATIONS
 INC.                            COMMON      430904102            0    592,495   X                       X
------------------------------------------------------------------------------------------------------------------------------------
BETA BRANDS INC COM              COMMON      08658R108       22,546    354,500   X                       X
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL LIGHT TELE-
  COMMUNICATIONS INC             COMMON      37934X100       25,153  2,515,337   X                       X
------------------------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL LTD                COMMON      G4285W100      129,200     19,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
NEWSTAR RES INC COM NEW          COMMON      65250E208            0    467,500   X                       X
------------------------------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.          COMMON       74925410      639,000    127,800   X                       X
------------------------------------------------------------------------------------------------------------------------------------
RTS COAST FEDERAL LITIGATION     COMMON      19034Q110       98,337    273,159   X                       X
------------------------------------------------------------------------------------------------------------------------------------
BIG FOOT FINANCIAL CORP          COMMON      089165104    1,039,244     49,300   X                       X
------------------------------------------------------------------------------------------------------------------------------------
HOME CITY FINL CORP COM          COMMON      43706C100      202,410     17,300   X                       X
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD
 CV E 7.5%                       PREFERRED    00684850        4,250     25,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV
 SER D                           PREFERRED   006848402      227,500     45,500   X                       X
------------------------------------------------------------------------------------------------------------------------------------
EIX TR I QUIPS A 7.875%          PREFERRED    26854020      542,100     27,800   X                       X
------------------------------------------------------------------------------------------------------------------------------------
EIX TR II QUIPS B 8.60%          PREFERRED    26853P20      838,000     41,900   X                       X
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATN PFD B
 EXCH13.5                        PREFERRED    45880140      350,000      5,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC PFD
 SREX14.75%                      PREFERRED   530553304    1,487,856     92,991   X                       X
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STK 6.00%
 11/01/06 SER C                  PREFERRED   564621495    1,322,565    264,513   X                       X
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00%
 2/15/07 SER D                   PREFERRED   564623053      450,000     90,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD JAN. 20 CALLS
 1/18/03                         CALL OPTION  9H899U88      128,460      6,423   X                       X
------------------------------------------------------------------------------------------------------------------------------------
BIOVAIL CORP CLL OPT 30.0000
 01182003                        CALL OPTION 09067J9AF      138,125      3,250   X                       X
------------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND CLL OPT 70.0000
 01182003                        CALL OPTION 2618789AN       29,400        210   X                       X
------------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP CLL OPT 10.0000
 01182003                        CALL OPTION 28336L9AB       10,000      2,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CLL OPT 15.0000
 01182003                        CALL OPTION 4062169AC      555,000      1,500   X                       X
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CLL OPT 17.5
 011803                          CALL OPTION 4062169AW       75,000        500   X                       X
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNS CLL OPT 5.0000
 01182003                        CALL OPTION  7J399G44       70,000      2,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
T R W INC CLL OPT 60.0000
 01182003                        CALL OPTION  8MA99Q09       32,250      2,150   X                       X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD CLL OPT 15.0000
 01182003                        CALL OPTION  9S099A02      150,240        626   X                       X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD CLL OPT 17.5000
 01182003                        CALL OPTION  9S099A07      240,000      4,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CLL OPT 20 041903    CALL OPTION  4P199U30      155,000      1,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
AON CORP CLL OPT 20.0000
 01172004                        CALL OPTION  3N699E30    1,350,000      5,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
MCLEOUDUSA INC WARRANTS          WARRANTS    582266110      152,036    337,858   X                       X
----------------------------------------------------------------------------------------------------------------------------  ------
NEXTWAVE WARRANTS                WARRANTS                    24,671     24,671   X                       X
----------------------------------------------------------------------------------------------------------------------------  ------
WTS BESTEL S A DE C V            WARRANTS    08658T112       30,610     15,305   X                       X
----------------------------------------------------------------------------------------------------------------------------  ------
LOEWEN GROUP INC W/RTS TO        WARRANTS    54042L100       33,907     41,100   X                       X
----------------------------------------------------------------------------------------------------------------------------  ------
CALDOR CORP COM                  COMMON      208557108          281     28,100   X                       X
----------------------------------------------------------------------------------------------------------------------------  ------
MATTEL INC COM                   COMMON      577081102      374,574     19,560   X                       X
----------------------------------------------------------------------------------------------------------------------------  ------
PETSMART INC COM                 COMMON      716768106      921,594     53,800   X                       X
------------------------------------------------------------------------------------------------------------------------------------
SPX CORP COM                     COMMON      784635104      964,937     25,766   X                       X
------------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC COM           COMMON       00437V10    4,600,125    130,500   X                       X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON COM            COMMON      478160104   15,067,696    280,538   X                       X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW COM            COMMON      902124106    5,329,831    312,051   X                       X
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP W/RTS TO      COMMON      432848109    1,799,215    141,559   X                       X
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC COM                    COMMON       03116210    3,848,879     79,621   X                       X
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO                        COMMON      501044101    1,960,296    126,880   X                       X
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC COM                   COMMON      577081102      436,620     22,800   X                       X
------------------------------------------------------------------------------------------------------------------------------------
NATIONSBANK CORP                 COMMON      629525957    5,501,735     79,082   X                       X
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP COM          COMMON       65163910    4,991,302    171,936   X                       X
------------------------------------------------------------------------------------------------------------------------------------
PARK PL ENTMT CORP COM           COMMON      700690100    1,189,096    141,559   X                       X
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC COM                   COMMON      717081103    8,535,022    279,196   X                       X
------------------------------------------------------------------------------------------------------------------------------------
PNC BANK CORP COM                COMMON      693475105    3,706,055     88,450   X                       X
------------------------------------------------------------------------------------------------------------------------------------
RITE AID                         COMMON      767754104       32,830     13,400   X                       X
------------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                      COMMON      786514208      443,233     18,974   X                       X
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC           COMMON      78387G103    1,608,382     59,328   X                       X
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORPORATION COM          COMMON      166751107   12,387,152    186,329   X                       X
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC COM             COMMON      882508104    2,070,329    137,930   X                       X
------------------------------------------------------------------------------------------------------------------------------------
VIACOM CLASS B                   COMMON      925524308    3,626,417     88,970   X                       X
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG SPONSORED
 ADR                             COMMON      251566105    5,956,821    469,041   X                       X
------------------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                   COMMON      254687106    3,659,964    224,400   X                       X
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC            COMMON      939322103   11,621,244    336,555   X                       X
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW             COMMON      949746101    9,889,570    211,000   X                       X
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG-REG          COMMON                   4,623,972    359,718   X                       X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                             $835,982,688   67,265,392
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